CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Statement of financial position [abstract]
Ordinary shares, par value (per share)	₪ 0.01	₪ 0.01	₪ 0.01
Ordinary shares, Authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, Issued	27,245,429	27,236,752	27,211,128
Ordinary shares, Outstanding	27,245,429	27,236,752	27,211,128